RELATED PARTY TRANSACTIONS (Details) ¥ in Millions	1 Months Ended					3 Months Ended	12 Months Ended
	Apr. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($) shares	Jan. 31, 2024 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	May 31, 2022 CNY (¥) installment	May 31, 2022 USD ($) installment
He Family GRAT | Related Party
RELATED PARTY TRANSACTIONS
Shares issued | shares			100,000
Gross proceeds from the offering			$ 500,000
Human Longevity Inc | Related Party
RELATED PARTY TRANSACTIONS
service charge		$ 8,000
Precision Autoimmune Therapeutics Co., Ltd
RELATED PARTY TRANSACTIONS
Upfront payment					$ 10,000,000
Number of installments for upfront payment | installment											2	2
Sublicensing revenue from a related party								$ 5,000,000
Reimbursement of labor, preclinical and clinal expense						$ 4,400,000
Other receivables							$ 3,900,000
Equity investment amount									¥ 56.8	$ 8,100,000	¥ 20.0	$ 3,000,000
Precision Autoimmune Therapeutics Co., Ltd | CASI China
RELATED PARTY TRANSACTIONS
Equity investment amount | ¥	¥ 28.4
Interest Rate	15.00%
Precision Autoimmune Therapeutics Co., Ltd | Related Party
RELATED PARTY TRANSACTIONS
Other receivables				$ 500,000
Chairman and Chief Executive Officer | Related Party
RELATED PARTY TRANSACTIONS
Shares issued | shares			200,000
Gross proceeds from the offering			$ 1,000,000